Condensed Statements of Changes in Shareholders' Equity - USD ($)	Total	Empower Ltd [Member]	Retroactive application of recapitalization	Previously Reported [Member]	Common Stock	Common Stock Retroactive application of recapitalization	Common Stock Previously Reported [Member]	Additional Paid-in Capital	Additional Paid-in Capital Empower Ltd [Member]	Additional Paid-in Capital Retroactive application of recapitalization	Additional Paid-in Capital Previously Reported [Member]	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Retroactive application of recapitalization	Accumulated Other Comprehensive Loss Previously Reported [Member]	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Empower Ltd [Member]	Retained Earnings (Accumulated Deficit) Retroactive application of recapitalization	Retained Earnings (Accumulated Deficit) Previously Reported [Member]	Common Class B [Member] Empower Ltd [Member]	Common Class B [Member] Previously Reported [Member] Empower Ltd [Member]
Balance at beginning at Dec. 31, 2017	$ 41,329,000		$ 0	$ 41,329,000	$ 7,000	$ 7,000	$ 0	$ 41,962,000		$ (7,000)	$ 41,969,000	$ 0	$ 0	$ 0	$ (640,000)		$ 0	$ (640,000)
Balance at beginning (in Shares) at Dec. 31, 2017					67,673,884	67,673,784	100
Pension liability adjustment	(274,000)											(274,000)
Capital contribution	194,364,000							194,364,000
Foreign currency translation	0
Net income (loss)	(30,613,000)														30,613,000
Balance, at ending at Dec. 31, 2018	204,806,000				$ 7,000			236,326,000				(274,000)			(31,253,000)
Balance, at ending (in Shares) at Dec. 31, 2018					67,673,884
Pension liability adjustment	(123,000)											(123,000)
Equity compensation	437,000							437,000
Capital distributions	(417,000)			(267,000)				(267,000)
Foreign currency translation	0
Net income (loss)	561,000														561,000
Balance, at ending at Dec. 31, 2019	205,414,000		0	205,414,000	$ 7,000	$ 7,000	$ 0	236,496,000		(7,000)	236,503,000	(397,000)	0	(397,000)	(30,692,000)		0	(30,692,000)
Balance, at ending (in Shares) at Dec. 31, 2019					67,673,884	67,673,784	100
Equity compensation	121,000							121,000
Net income (loss)	4,852,000														4,852,000
Balance, at ending at Mar. 29, 2020	210,387,000				$ 7,000			236,617,000				(397,000)			(25,840,000)
Balance, at ending (in Shares) at Mar. 29, 2020					67,673,884
Balance at beginning at Dec. 31, 2019	205,414,000		0	205,414,000	$ 7,000	$ 7,000	$ 0	236,496,000		(7,000)	236,503,000	(397,000)	0	(397,000)	(30,692,000)		0	(30,692,000)
Balance at beginning (in Shares) at Dec. 31, 2019					67,673,884	67,673,784	100
Capital distributions	(100,000)
Foreign currency translation	0
Net income (loss)	30,904,000
Balance, at ending at Sep. 27, 2020	236,574,000				$ 7,000			236,752,000				(397,000)			212,000
Balance, at ending (in Shares) at Sep. 27, 2020					67,673,884
Balance at beginning at Dec. 31, 2019	205,414,000		$ 0	205,414,000	$ 7,000	$ 7,000	$ 0	236,496,000		$ (7,000)	$ 236,503,000	(397,000)	$ 0	$ (397,000)	(30,692,000)		$ 0	(30,692,000)
Balance at beginning (in Shares) at Dec. 31, 2019					67,673,884	67,673,784	100
Pension liability adjustment	(293,000)											(293,000)
Capital contribution								1,900,000
Equity compensation	487,000							487,000
Capital distributions	(100,000)	$ (1,900,000)
Foreign currency translation	16,000											16,000
Net income (loss)	32,857,000														32,857,000
Balance, at ending at Dec. 31, 2020	240,381,000	(24,604,078)		5,000,010,000	$ 7,000			238,883,000	$ 0			(674,000)			2,165,000	$ (20,604,703)		(24,604,703)	$ 625	$ 6,250,000
Balance, at ending (in Shares) at Dec. 31, 2020					67,673,884														6,250,000	625
Balance at beginning at Mar. 29, 2020	210,387,000				$ 7,000			236,617,000				(397,000)			(25,840,000)
Balance at beginning (in Shares) at Mar. 29, 2020					67,673,884
Equity compensation	114,000							114,000
Capital distributions				(100,000)				(100,000)
Net income (loss)	12,509,000														12,509,000
Balance, at ending at Jun. 28, 2020	222,910,000				$ 7,000			236,631,000				(397,000)			(13,331,000)
Balance, at ending (in Shares) at Jun. 28, 2020					67,673,884
Equity compensation	121,000							121,000
Foreign currency translation	0
Net income (loss)	13,543,000														13,543,000
Balance, at ending at Sep. 27, 2020	236,574,000				$ 7,000			236,752,000				(397,000)			212,000
Balance, at ending (in Shares) at Sep. 27, 2020					67,673,884
Balance at beginning at Aug. 18, 2020		0							0							0			$ 0
Balance at beginning (in Shares) at Aug. 18, 2020																			0
Issuance of Class B ordinary shares to sponsor		25,000							24,281										$ 719
Issuance of Class B ordinary shares to sponsor (in Shares)																			7,187,500
Sale of 25,000,000 units, net of underwriting discounts and offering costs		2,100,000							2,100,000
Forfeiture of founder shares									94										$ (94)
Forfeiture of founder shares (in Shares)																			(937,500)
Accretion for Class A ordinary shares subject to possible redemption		(22,285,184)							(2,124,375)							(20,160,809)
Net income (loss)		(4,443,894)		(221,009,000)												(4,443,894)
Balance, at ending at Dec. 31, 2020	240,381,000	(24,604,078)		5,000,010,000	$ 7,000			238,883,000	0			(674,000)			2,165,000	(20,604,703)		(24,604,703)	$ 625	$ 6,250,000
Balance, at ending (in Shares) at Dec. 31, 2020					67,673,884														6,250,000	625
Equity compensation	131,000							131,000
Foreign currency translation	(16,000)											(16,000)
Net income (loss)	(2,056,000)														(2,056,000)
Balance, at ending at Mar. 28, 2021	238,440,000				$ 7,000			239,014,000				(690,000)			109,000
Balance, at ending (in Shares) at Mar. 28, 2021					67,673,884
Balance at beginning at Dec. 31, 2020	$ 240,381,000	(24,604,078)		5,000,010,000	$ 7,000			238,883,000	0			(674,000)			2,165,000	(20,604,703)		(24,604,703)	$ 625	$ 6,250,000
Balance at beginning (in Shares) at Dec. 31, 2020					67,673,884														6,250,000	625
Accretion for Class A ordinary shares subject to possible redemption		(56,535)														(56,535)
Net income (loss)		(3,017,488)														(3,017,488)
Balance, at ending at Mar. 31, 2021		(27,678,101)							0							(27,678,726)			$ 625
Balance, at ending (in Shares) at Mar. 31, 2021	6,250,000
Balance at beginning at Dec. 31, 2020	$ 240,381,000	(24,604,078)		5,000,010,000	$ 7,000			238,883,000	0			(674,000)			2,165,000	(20,604,703)		(24,604,703)	$ 625	$ 6,250,000
Balance at beginning (in Shares) at Dec. 31, 2020					67,673,884														6,250,000	625
Net income (loss)		(15,876,912)
Balance, at ending at Jun. 30, 2021		(40,540,349)		5,000,008					0							(40,540,974)			$ 625
Balance, at ending (in Shares) at Jun. 30, 2021	6,250,000
Balance at beginning at Dec. 31, 2020	$ 240,381,000	(24,604,078)		5,000,010,000	$ 7,000			238,883,000	0			(674,000)			2,165,000	(20,604,703)		$ (24,604,703)	$ 625	$ 6,250,000
Balance at beginning (in Shares) at Dec. 31, 2020					67,673,884														6,250,000	625
Capital distributions	0
Foreign currency translation	(12,000)
Net income (loss)	(9,158,000)
Balance, at ending at Sep. 26, 2021	319,823,000				$ 12,000			327,490,000				(686,000)			(6,993,000)
Balance, at ending (in Shares) at Sep. 26, 2021					115,805,639
Balance at beginning at Mar. 28, 2021	238,440,000				$ 7,000			239,014,000				(690,000)			109,000
Balance at beginning (in Shares) at Mar. 28, 2021					67,673,884
Equity compensation	131,000							131,000
Foreign currency translation	35,000											35,000
Net income (loss)	23,098,000														23,098,000
Balance, at ending at Jun. 27, 2021	$ 261,704,000				$ 7,000			239,145,000				(655,000)			23,207,000
Balance, at ending (in Shares) at Jun. 27, 2021					67,673,884
Balance at beginning at Mar. 31, 2021		(27,678,101)							0							(27,678,726)			$ 625
Balance at beginning (in Shares) at Mar. 31, 2021	6,250,000
Sale of 25,000,000 units, net of underwriting discounts and offering costs				12,859,424
Accretion for Class A ordinary shares subject to possible redemption		(2,824)														(2,824)
Net income (loss)		(12,859,424)														(12,859,424)
Balance, at ending at Jun. 30, 2021		$ (40,540,349)		$ 5,000,008					$ 0							$ (40,540,974)			$ 625
Balance, at ending (in Shares) at Jun. 30, 2021	6,250,000
Balance at beginning at Jun. 27, 2021	$ 261,704,000				$ 7,000			239,145,000				(655,000)			23,207,000
Balance at beginning (in Shares) at Jun. 27, 2021					67,673,884
Equity compensation	2,486,000							2,486,000
Foreign currency translation	(31,000)											(31,000)
Recapitalization transaction, net	85,864,000				$ 5,000			85,859,000
Recapitalization transaction, net (in Shares)					48,131,755
Net income (loss)	(30,200,000)														(30,200,000)
Balance, at ending at Sep. 26, 2021	$ 319,823,000				$ 12,000			$ 327,490,000				$ (686,000)			$ (6,993,000)
Balance, at ending (in Shares) at Sep. 26, 2021					115,805,639